Loans Held for Investment	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans Held for Investment

Note 3 – Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(dollars in thousands)
Commercial
Commercial	$54,912	$55,752
Real estate - commercial	114,712	109,752
Other real estate construction loans	40,186	26,718
Noncommercial
Real estate 1-4 family construction	5,024	5,625
Real estate - residential	78,023	81,700
Home equity	50,506	50,815
Consumer loans	10,774	9,711
Other loans	2,838	1,687
	356,975	341,760
Less:
Allowance for loan losses	(2,458)	(2,707)
Deferred loan costs, net	(104)	69
Loans held for investment, net	$354,413	$339,122

Although the subsidiary bank loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential and construction mortgage loans and home equity loans, which represent 37.41% of total loans. Additionally, there is concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings, equipment, and general commercial loans that represent 58.77% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $5.6 million and $6.1 million at December 31, 2017 and 2016, respectively. There were no loans 90 days past due and still accruing at December 31, 2017 or at December 31, 2016.

Restructured loans at both December 31, 2017 and December 31, 2016 totaled $4.6 million and are included in the impaired loan total. The carrying value of foreclosed properties held as other real estate was $2.3 million and $4.2 million at December 31, 2017 and 2016, respectively. The Company had $770,000 in foreclosed residential real estate and $65,000 of residential real estate in process of foreclosure at December 31, 2017.

The Company had loans of $175.7 million and $160.8 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2017 and 2016, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.